Loans	6 Months Ended
Jun. 30, 2024
Loans [Abstract]
LOANS

NOTE 9 — LOANS

Loans represent amounts due to various banks and financial institutions on scheduled payment dates set out in the loan agreements.

These loans are secured by collaterals or guarantees and are classified as short term or long term based on their respective maturities.

Short-term loans

Short-term loans consisted of the following:

		June 30,	December 31,
	Financial Institutions	2024	2023
1	Rural Commercial Bank of Shandong	$688,023	$704,235
2	Postal Savings Bank of China	688,023	704,235
3	Industrial and Commercial Bank of China	-	633,812
4	Bank of Beijing	412,814	845,082
5	Bank of Rizhao	-	690,151
6	Industrial Bank	743,065	760,574
7	Agricultural Bank of China	1,321,004	1,352,132
8	Bank of Beijing	550,418	-
9	Weihai City Commercial Bank	1,100,837	-
10	Bank of Rizhao	1,100,836	-
	Add: current portion of long-term loans	8,256	36,620
	Total	$6,613,276	$5,726,841

For the six months ended June 30, 2024 and the year ended December 31, 2023, the Company entered into various credit line and loan agreements with the aforementioned banks and financial institutions for an aggregated amount of approximately $6.61 million (excluded the current portion of long-term loans) and $5.69 million (excluded the current portion of long-term loans), respectively. Interest rates for the loans outstanding during the six months ended June 30, 2024 ranged from 2% to 6.29% per annum. Interest rate for the year ended December 31, 2023 ranged from 2.00% to 6.80% per annum. Substantially all outstanding short-term loans are guaranteed by the CEO and the family members of the CEO, companies owned by those family members, and certain third-party companies.

(1)	On November 22, 2023, the Company obtained a short-term loan of $704,235 (RMB 5,000,000) from the Rural Commercial Bank of Shandong (“RCBS”). The loan bears interest of 4.35% per annum and is due by November 21, 2024. The use of loan proceeds is restricted to purchasing raw materials for production. Security for this loan was provided through the pledging of various patents valued at $2.25 million (RMB 16,000,000). Additionally, CEO and three family members have provided personal guarantees for this loan. The loan balance was $688,023 as of June 30, 2024, with the change in balance resulting from fluctuations in the foreign exchange rate during 2024.

(2)	On November 30, 2022, the Company and two of its related parties, jointly entered into a line of credit loan agreement with Postal Savings Bank of China (“PSBC”), which allow the Company to borrow revolving loans of $704,235 (RMB 5,000,000) from PSBC. The revolving loan bears interest of 5% per annum and is to expire on November 29, 2024. The revolving loan needs to be repaid in one year from the borrowing and only can be used as working capital for production. The loan balance was $688,023 as of June 30, 2024, with the change in balance resulting from fluctuations in the foreign exchange rate during 2024.

(3)	On March 9, 2023, the Company obtained a short-term small business loan of $633,812 (RMB 4,500,000) from the Industrial and Commercial Bank of China (“ICBC”). The loan bears interest of 4.35% per annum and is due by March 8, 2024. The use of loan proceeds was designated for working capital. The loan was also guaranteed by the two family members of the CEO. The Company repaid the loan in full amount on March 8, 2024.

(4)	On January 6, 2023, the Company obtained a $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bore an interest of 4.3% per annum and was set to mature on January 6, 2024. The Company repaid this loan in full on January 5, 2024. On December 29, 2023, the Company acquired a second $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bears interest of 4.30% per annum and is to mature on December 28, 2024. The use of loan proceeds is restricted to working capital for production. The loan is guaranteed by two family members of the CEO. Land use rights and construction in progress valued at $1.94 million (RMB14,000,000) was pledged to secure this short-term loan. (see Note 7)

(5)	On February 14, 2023, the Company obtained $704,235 (RMB 5,000,000) from the Bank of Rizhao. Among $704,235, $140,847 (RMB 1,000,000) was a short-term loan for working capital only, $563,388 (RMB 4,000,000) was a short-term loan for purchase raw materials only. This loan, with an interest rate of 5.50% per annum, is set to mature on February 14, 2024. To secure the loan, the Company pledged real properties valued at $2.09 million (RMB 14,805,100). Moreover, CEO and three other family members of the CEO have provided personal guarantees for this loan. During January and February of 2024, the Company repaid full amount of the loan balance $674,262 (RMB 4,900,000).

(6)	On August 14, 2023, the Company secured a short-term loan amounting to $760,574 (RMB 5,400,000) from IBC. This loan bore an interest rate of 5.4% per annum, was due for repayment on August 13, 2024. The funds obtained from this loan were earmarked exclusively for the Company’s working capital needs, particularly to support production activities. To secure the loan, the Company pledged accounts receivable valued at $1.10 million (RMB 7,800,000). Additionally, a family member of the CEO provides a personal guarantee for this financial obligation. (Refer to Note 3 for further details). The Company repaid the loan in full amount on August 7, 2024.

(7)	On October 21, 2023, the Company obtained a $1,352,132 (RMB 9,600,000) short-term loan from the Agricultural Bank of China (“ABC”) This loan, with an interest rate of 3.80% per annum, is set to mature on September 21, 2024. The proceeds from this loan are designated solely for the purchase of raw materials for production purposes. To secure the loan, the Company pledged real properties valued at $2.09 million (RMB 14,805,100). Moreover, a family member of the CEO has provided personal guarantees for this loan.

(8)	On January 23, 2024, the Company secured a $550,418 (RMB 4,000,000) short-term loan from the Bank of Beijing. The loan carries an interest rate of 3.7% per annum and is scheduled to mature on January 22, 2025. The proceeds from this loan are designated for working capital to support production activities. The loan is guaranteed by the CEO and a family member. Additionally, land use rights and construction in progress, valued at $1.94 million (RMB 14,000,000), have been pledged as collateral to secure the loan.

(9)	On February 29, 2024, the Company secured a short-term loan amounting to $1,100,837 (RMB 8,000,000) from the Weihai City Commercial Bank. The proceeds from this loan are designated solely for purchasing raw materials. The loan carries an interest rate of 3.75% per annum and is set to mature on February 25, 2025. The CEO and three family members of the CEO have provided personal guarantees for this loan.

(10)	On April 17, 2024, the Company acquired a short-term loan amounting to $1,100,836 (RMB 8,000,000) from the Bank of Rizhao. The proceeds from this loan are designated solely for purchasing raw materials. The loan, with an interest rate of 3.7% per annum, is set to mature on April 10, 2025. To secure the loan, the Company pledged real estate valued at $665,429 (RMB 4,835,808). Additionally, the CEO and three family members of the CEO have provided personal guarantees for this loan.

Interest expense pertaining to the above short-term loans for the six months ended June 30, 2024 and 2023 amounted to approximately $128,00 and $133,000, respectively, which included in the financing expenses in the Company’s unaudited condensed consolidated statements of operations and comprehensive income. The weighted average interest rate for short-term loans was 4.24% and 5.02% for the six months ended June 30, 2024 and 2023.

Long-term loan

On April 23, 2023, the Company entered into a loan agreement with the Bank of Weifang, securing approximately $1.41 million (RMB 10 million) aimed at bolstering working capital. The loan, bearing a 4.0% annual interest rate, is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $13,760 (RMB 100,000) each, culminating in a balloon payment of $1.34 million (RMB 9.5 million) at the term’s end. As security for the loan, the company has pledged real estate worth $1.41 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and two other individuals. During 2023, the Company repaid a total of $1.27 million (RMB 9 million), resulting in a remaining loan balance of approximately $138,000 (RMB 1 million) as of June 30, 2024.

On May 10, 2023, the Company entered into a loan agreement with the Bank of Weifang, securing approximately $1.27 million (RMB 9 million) aimed at bolstering working capital. The loan, bearing a 4.0% annual interest rate, is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $2,752 (RMB 20,000) each, culminating in a balloon payment of $1.25 million (RMB 8.9 million) at the term’s end. As security for the loan, the company has pledged real estate worth $1.41 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and three other individuals. The loan balance is approximately $1,227,000 (RMB 8.9 million) as of June 30, 2024.

On April 28, 2023, the Company entered into a loan agreement with the Rural Commercial Bank of Shandong, securing approximately $1.97 million (RMB 14 million) aimed at bolstering working capital. The loan, bearing a 4.1% annual interest rate, is scheduled for maturity on April 27, 2026. The repayment plan is organized into six equal semi-annual installments of $1,376 (RMB 10,000) each, culminating in a balloon payment of $1.96 million (RMB 13.94 million) at the term’s end. As security for the loan, the company has pledged real estate worth $4.35 million (RMB 30.85 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and three other individuals. The loan balance is approximately $1,920,000 (RMB 14.0 million) as of June 30, 2024.

On December 21, 2022, the Company entered into a loan agreement with Bank of Weifang to borrow approximately $10.1 million (RMB 70 million) for the acquisition of Yingxuan Assets. The loan had a fixed 35-month term with a maturity date on November 4, 2025, and bore an annual interest rate of 6.8%. The loan was required to be repaid in 6 semi-annually instalment payments within the loan terms. The loan was guaranteed by the CEO and the family members of the CEO, and certain third-party company. In addition, the Company pledged its properties and land use rights recorded at approximately $6.5 million and $4.3 million as collaterals to secure this loan, respectively. The loan was subsequently fully repaid in April 2023 without penalty of prepayment of the date thereof.

On January 30, 2024, the Company secured three 24-month loans totaling $412,814 (RMB 3.0 million) from Shenzhen Qianhai WeBank Co., Ltd. The proceeds from these loans are designated solely for working capital. The loans carry an interest rate of 6.2856% per annum and are set to mature on February 1, 2026. The CEO has provided personal guarantees for these loans. The loan balance is approximately $393,000 (RMB 2.9 million) as of June 30, 2024.

The future maturities of the long-term loan as of June 30, 2024 were as follows:

For the twelve months ended June 30,	Future Repayment
2025	$8,256
2026	3,677,777
Thereafter	-
Total	$3,686,033

Interest expense pertaining to the above loan for the six months ended June 30, 2024 and 2023 amounted to approximately $155,000 and $241,000, respectively, which included in the financing expenses in the Company’s consolidated statements of operations and comprehensive income.